Regulatory capital and capital adequacy	12 Months Ended
Mar. 31, 2012
Regulatory capital and capital adequacy

29. Regulatory capital and capital adequacy

The Bank is a banking company within the meaning of the Indian Banking Regulation Act, 1949, registered with and subject to supervision by the RBI. Failure to meet minimum capital requirements could lead to regulatory actions by the RBI that, if undertaken, could have a material effect on the Bank and its financial position. As per the RBI’s prudential norms on capital adequacy under the
Basel I framework (Basel I), the Bank is required to maintain a Capital to Risk- weighted Asset Ratio of a minimum of 9%, for both credit risk and market risk. RBI has also issued its prudential guidelines on ‘Capital Adequacy and Market Discipline – Implementation of the New Capital Adequacy Framework’ (Basel II). The Bank has migrated to the new framework effective March 31, 2009. Under the Basel II guidelines, the Bank is required to maintain a minimum Capital to Risk-weighted Asset Ratio of 9% on an ongoing basis for credit risk, market risk and operational risk, with a minimum Tier 1 capital ratio of 6%. Further, the minimum capital maintained by the Bank as on March 31, 2012 is subject to a prudential floor, which is the higher of the following amounts:

a)	Minimum capital required as per the new framework (Basel II); or

b)	80% of the minimum capital required to be maintained as per the Basel I framework.

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2011		2012		2012		2011		2012		2012
			(In millions)				(In millions)
Tier 1 capital	Rs.	237,704.1	Rs.	281,135.6	US$	5,524.4	Rs.	237,183.5	Rs.	280,674.9	US$	5,515.3
Tier 2 capital		77,438.1		118,989.7		2,338.2		77,438.1		118,989.7		2,338.2

Total capital	Rs.	315,142.2	Rs.	400,125.3	US$	7,862.6	Rs.	314,621.6	Rs.	399,664.6	US$	7,853.5

Total risk-weighted assets and contingents	Rs.	2,057,206.2	Rs.	2,547,642.9	US$	50,061.8	Rs.	1,939,602.6	Rs.	2,418,963.2	US$	47,533.2

Capital ratios of the Bank:
Tier 1		11.56%		11.04%				12.23%		11.60%
Total capital		15.32%		15.71%				16.22%		16.52%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2012 cannot exceed 35% of net income of Rs.51,670.9 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2010, 2011 and 2012 were Rs. 2.60, Rs. 3.30 and Rs. 4.30 per equity share, respectively.